CONDENSED FINANCIAL INFORMATION OF THE COMPANY - CONDENSED BALANCE SHEETS(Details ) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥)
Current assets
Cash and cash equivalents	$ 279,306	¥ 1,809,288	$ 168,774	¥ 1,093,285	¥ 530,536	¥ 134,376
Restricted cash	24,107	156,161
Short-term investments	4,513	29,234		513,621
Prepayments and other current assets	55,363	358,631		180,029
Due from related parties	9,843	63,762		43,570
Total current assets	469,539	3,041,586		2,093,545
Non-current assets
Intangible assets, net	35,819	232,029		199,616
Goodwill	94,665	613,220	40,397	261,686	52,819
Investment in equity investees	30,832	199,723		131,707
Other Long-term Investments	107,829	698,497		207,135
Other long term investments	138,661	898,220		338,842
Total non-current assets	293,473	1,901,063		907,630
Total assets	763,012	4,942,649		3,001,175
Current liabilities
Bank loans	20,111	130,273
Accrued expenses and other current liabilities	200,266	1,297,288		481,694
Redemption right liabilities	73	474		520
Due to related parties	9,661	62,580		29,885
Income tax payable	4,092	26,506		3,584
Total current liabilities	263,776	1,708,687		621,656
Non-current liabilities
Other non-current liabilities	11,397	73,826		29,525
Total noncurrent liabilities	28,687	185,832		96,650
Total liabilities	$ 292,463	¥ 1,894,519		¥ 718,306
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 381,080	¥ 2,468,562		¥ 2,059,983
Retained earnings	49,299	319,356		142,760
Accumulated other comprehensive income	19,111	123,795		3,373	¥ 13,239	(1,603)
Total Cheetah Mobile Inc. shareholders' equity	449,525	2,911,939		2,206,338
Total liabilities, noncontrolling interests and shareholders' equity	763,012	4,942,649		3,001,175
Class A Ordinary shares
Shareholders' equity:
Ordinary shares	9	56		42
Class B Ordinary shares
Shareholders' equity:
Ordinary shares	26	170		180
Cheetah
Current assets
Cash and cash equivalents	90,057	583,374	$ 82,496	534,390		¥ 282,584	¥ 21,858
Restricted cash	4,010	25,974
Short-term investments	1,003	6,494		428,330
Prepayments and other current assets	2,341	15,162		2,325
Due from related parties	217,885	1,411,418		698,888
Total current assets	315,296	2,042,422		1,663,933
Non-current assets
Intangible assets, net	3,863	25,022		36,062
Goodwill	9,170	59,404		39,578
Investment in equity investees	896	5,802
Other Long-term Investments	7,158	46,373		55,740
Investment in subsidiaries	146,577	949,494		436,286
Total non-current assets	167,664	1,086,095		567,666
Total assets	482,960	3,128,517		2,231,599
Current liabilities
Bank loans	20,049	129,872
Accrued expenses and other current liabilities	2,738	17,734		6,919
Redemption right liabilities	73	474		520
Due to related parties	8,943	57,933		12,272
Income tax payable	1,598	10,351		1,188
Total current liabilities	33,401	216,364		20,899
Non-current liabilities
Other non-current liabilities	34	214		4,362
Total noncurrent liabilities	34	214		4,362
Total liabilities	33,435	216,578		25,261
Shareholders' equity:
Additional paid-in capital	381,080	2,468,562		2,059,983
Retained earnings	49,299	319,356		142,760
Accumulated other comprehensive income	19,111	123,795		3,373
Total Cheetah Mobile Inc. shareholders' equity	449,525	2,911,939		2,206,338
Total liabilities, noncontrolling interests and shareholders' equity	482,960	3,128,517		2,231,599
Cheetah | Class A Ordinary shares
Shareholders' equity:
Ordinary shares	9	56		42
Cheetah | Class B Ordinary shares
Shareholders' equity:
Ordinary shares	$ 26	¥ 170		¥ 180